Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Contract Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract assets [abstract]
Contract assets, beginning balance	€ 342	€ 249
Additions	555	293
Disposals	(349)	(198)
Transfers	0	(1)
Translation differences and hyperinflation adjustments	6	(1)
Contract assets, ending balance	554	342
Long-term contracts
Contract assets [abstract]
Contract assets, beginning balance	209	145
Additions	261	113
Disposals	(12)	0
Transfers	(100)	(49)
Translation differences and hyperinflation adjustments	1	0
Contract assets, ending balance	359	209
Long-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	210	146
Additions	261	113
Disposals	(12)	0
Transfers	(100)	(49)
Translation differences and hyperinflation adjustments	1	0
Contract assets, ending balance	360	210
Long-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(1)	(1)
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Contract assets, ending balance	(1)	(1)
Short-term contracts
Contract assets [abstract]
Contract assets, beginning balance	133	104
Additions	294	180
Disposals	(337)	(198)
Transfers	100	48
Translation differences and hyperinflation adjustments	5	(1)
Contract assets, ending balance	195	133
Short-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	141	113
Additions	295	182
Disposals	(340)	(201)
Transfers	100	48
Translation differences and hyperinflation adjustments	6	(1)
Contract assets, ending balance	202	141
Short-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(8)	(9)
Additions	(1)	(2)
Disposals	3	3
Transfers	0	0
Translation differences and hyperinflation adjustments	(1)	0
Contract assets, ending balance	€ (7)	€ (8)